SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 3
Finished goods	1,039,671	6,385,905
Inventories, gross	1,039,674	6,385,905
Allowance for slow-moving or obsolete inventories	(249,467)	(68,732)
Inventories, net	$ 790,207	$ 6,317,173